4. Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Property Plant and Equipment
Cost	$ 531	$ 556
Accumulated depreciation	439	447
Net book value	92	109
Office equipment [Member]
Property Plant and Equipment
Cost	60	57
Accumulated depreciation	50	46
Net book value	10	11
Computer equipment [Member]
Property Plant and Equipment
Cost	300	277
Accumulated depreciation	254	232
Net book value	46	45
Field equipment [Member]
Property Plant and Equipment
Cost	128	182
Accumulated depreciation	97	134
Net book value	31	48
Buildings [Member]
Property Plant and Equipment
Cost	43	40
Accumulated depreciation	38	35
Net book value	$ 5	$ 5